Investment Risks	Jun. 10, 2026
F/m Accumulator Ultrashort U.S. Treasury Fund | Active Management Risk
Prospectus [Line Items]
Risk [Text Block]
●	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

F/m Accumulator Ultrashort U.S. Treasury Fund | Affiliated Fund Risk
Prospectus [Line Items]
Risk [Text Block]
●	Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select Underlying Funds and/or investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because affiliated Underlying Funds pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

F/m Accumulator Ultrashort U.S. Treasury Fund | Asset Class Risk
Prospectus [Line Items]
Risk [Text Block]
●	Asset Class Risk. The securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market, or other asset classes.

F/m Accumulator Ultrashort U.S. Treasury Fund | Call Risk
Prospectus [Line Items]
Risk [Text Block]
●	Call Risk. During periods of falling interest rates, an issuer of a callable bond held by an Underlying Fund may “call” or repay the security before its stated maturity, and the Underlying Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s performance, or in securities with greater risks or with other less favorable features.

F/m Accumulator Ultrashort U.S. Treasury Fund | Cash or Cash Equivalents Risk
Prospectus [Line Items]
Risk [Text Block]
●	Cash or Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. Additionally, in rising markets, holding cash or cash equivalents may adversely affect the Fund’s performance and the Fund may not achieve its investment objectives.

F/m Accumulator Ultrashort U.S. Treasury Fund | Concentration Risk
Prospectus [Line Items]
Risk [Text Block]
●	Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

F/m Accumulator Ultrashort U.S. Treasury Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities, including with respect to Underlying Funds. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by such Fund or an Underlying Fund may cause it to default or become unable to pay interest or principal due on the security.

F/m Accumulator Ultrashort U.S. Treasury Fund | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]
●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging Shares or receiving distributions. While the Fund and the Adviser have established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Further, the Fund cannot control the cybersecurity plans and systems of the Fund’s service providers, market makers, or issuers of securities in which the Fund invests. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyberattacks or other cyber-failures.

F/m Accumulator Ultrashort U.S. Treasury Fund | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives Risk. A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments. Derivatives involve costs, may create leverage, and may be illiquid, volatile, and difficult to value. The Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. The use of derivatives could also result in a loss if the counterparty to the transaction does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. The investment results achieved by the use of derivatives by the Fund may not match or fully offset changes in the value of the underlying security, index or other reference asset that it was attempting to hedge or the investment opportunity the Fund was attempting to pursue.

F/m Accumulator Ultrashort U.S. Treasury Fund | Duration Risk
Prospectus [Line Items]
Risk [Text Block]
●	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities. For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond’s value to decline about 3% while a 1% decrease in general interest rates would be expected to cause the bond’s value to increase 3%. The duration of a debt security may be equal to or shorter than the full maturity of a debt security.

F/m Accumulator Ultrashort U.S. Treasury Fund | ETF Risk
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, there may be significantly diminished trading in Fund Shares, Fund Shares may trade at a material discount to net asset value (“NAV”), and Fund Shares may possibly face delisting: (i) if APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

●	Secondary Market Trading Risk. Although Shares are intended to be listed on a national securities exchange, The Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Shares trade on a stock exchange at prices at, above, or below the Fund’s most recent NAV. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Shares fluctuates continuously throughout trading hours on the exchange, based on both the relative market supply of, and demand for, the Shares and the underlying value of the Fund’s portfolio holdings. As a result, the trading prices of the Shares may deviate from the Fund’s NAV. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. Any of these factors, among others, may lead to the Shares trading at a premium or discount to NAV.

As the Fund invests in Underlying Funds, which are also ETFs, the Fund will be further exposed to the above ETF risks.

F/m Accumulator Ultrashort U.S. Treasury Fund | Fixed-Income Market Risk
Prospectus [Line Items]
Risk [Text Block]
●	Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of the Fund’s Shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s Share price and increase the Fund’s liquidity risk, expenses and/or taxable distributions.

F/m Accumulator Ultrashort U.S. Treasury Fund | Fixed-Income Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Fixed-Income Securities Risk. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer, willingness of broker-dealers and other market participants to make markets in the applicable securities, and general market liquidity (i.e., market risk). Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. There is a risk that a lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests.

F/m Accumulator Ultrashort U.S. Treasury Fund | Fund of Funds Risk
Prospectus [Line Items]
Risk [Text Block]
●	Fund of Funds Risk. Because it invests primarily in other funds, including ETFs, the Fund’s investment performance largely depends on the investment performance of the selected Underlying Funds. The Fund is indirectly exposed to all of the risks of an investment in an Underlying Fund. In addition, at times, certain of the segments of the market represented by an Underlying Fund in which the Fund invests may be out of favor and underperform other segments. The Fund will also bear the proportionate share of the fees and expenses of an Underlying Fund in which it invests, which can result in higher expenses.

F/m Accumulator Ultrashort U.S. Treasury Fund | Futures Risk
Prospectus [Line Items]
Risk [Text Block]
●	Futures Risk. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract or option; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.

F/m Accumulator Ultrashort U.S. Treasury Fund | High Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]
●	High Portfolio Turnover Risk. Active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

F/m Accumulator Ultrashort U.S. Treasury Fund | Income Risk
Prospectus [Line Items]
Risk [Text Block]
●	Income Risk. Under certain market conditions, the Fund may invest in Underlying Funds that are subject to income risk. The Fund’s income may decline when interest rates fall or if there are defaults in its portfolio. This decline can occur because the Fund may subsequently invest in lower-yielding securities as debt securities in its portfolio mature, are near maturity or are called, or the Fund otherwise needs to purchase additional debt securities.

F/m Accumulator Ultrashort U.S. Treasury Fund | Inflation Risk
Prospectus [Line Items]
Risk [Text Block]
●	Inflation Risk. Under certain market conditions, the Fund may invest in an Underlying Fund that is subject to inflation risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets may decline.

F/m Accumulator Ultrashort U.S. Treasury Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest-Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates, which may negatively affect the value of debt instruments held by the Fund and have a negative impact on the Fund’s performance and NAV. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are low and the market prices for portfolio securities have increased, the Fund may have a very low or even negative yield. A low or negative yield would cause the Fund to lose money in certain conditions and over certain time periods. An increase in interest rates will generally cause the value of securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. The historically low-interest rate environment in recent years heightens the risks associated with rising interest rates.

F/m Accumulator Ultrashort U.S. Treasury Fund | Issuer Risk
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Risk. The performance of the Fund’s investment in Underlying Funds depends on the performance of individual securities or other assets to which the Underlying Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.

F/m Accumulator Ultrashort U.S. Treasury Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]
●	Liquidity Risk. Certain securities held by an Underlying Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, an Underlying Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that an Underlying Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

F/m Accumulator Ultrashort U.S. Treasury Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. The Fund is subject to management risk, which is the risk that the Adviser’s analysis of economic conditions and expectations regarding the performance of Underlying Funds or other Fund investments may fail to produce the intended results. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

F/m Accumulator Ultrashort U.S. Treasury Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The value of the Fund and/or the Underlying Fund’s investments may be negatively affected by adverse changes in overall economic or market conditions, such as the level of economic activity and productivity, unemployment and labor force participation rates, inflation or deflation (and expectations for inflation or deflation), interest rates, demand and supply for particular products or resources including labor, and debt levels and credit ratings, among other factors. Such adverse conditions may contribute to an overall economic contraction across entire economies or markets, which may negatively impact the profitability of issuers operating in those economies or markets. The Fund and the Underlying Funds subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. The Fund and the Underlying Funds’ NAV and market price may fluctuate significantly in response to these and other factors including economic, political, or financial events, public health crises (such as epidemics or pandemics), or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. As a result, an investor could lose money over short or long periods of time.

F/m Accumulator Ultrashort U.S. Treasury Fund | Market Price Risk
Prospectus [Line Items]
Risk [Text Block]
●	Market Price Risk. Fund Shares are listed for trading on an exchange and are bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate, in some cases materially, in response to changes in the NAV and supply and demand for Shares. As a result, the trading prices of Shares may deviate significantly from the NAV during periods of market volatility. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units (defined below), the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained in the long-term. If market makers exit the business or are unable to continue making markets in Fund Shares, Shares may trade at a discount to NAV like closed-end fund shares and may even face delisting (that is, investors would no longer be able to trade Shares in the secondary market). Further, while the creation/redemption feature is designed to make it likely that Shares normally will trade close to the value of the Fund’s holdings, disruptions to creations and redemptions, including disruptions at market makers, APs or market participants, or during periods of significant market volatility, may result in market prices that differ significantly from the value of the Fund’s holdings. Although market makers will generally take advantage of differences between the NAV and the market price of Fund Shares through arbitrage opportunities, there is no guarantee that they will do so. In addition, the securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Fund’s Shares trade. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the Shares’ NAV is likely to widen. Further, secondary markets may be subject to irregular trading activity, wide bid-ask spreads and extended trade settlement periods, which could cause a material decline in the Fund’s NAV. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those APs creating and redeeming Shares directly with the Fund.

F/m Accumulator Ultrashort U.S. Treasury Fund | Market Trading Risk
Prospectus [Line Items]
Risk [Text Block]
●	Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund Shares. Any of these factors, among others, may lead to the Fund’s Shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund Shares at a time when the market price is at a premium to NAV or sell Fund Shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund Shares.

F/m Accumulator Ultrashort U.S. Treasury Fund | New Fund Risk
Prospectus [Line Items]
Risk [Text Block]
●	New Fund Risk. The Fund is a newly-organized management investment company with a limited operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the Fund.

F/m Accumulator Ultrashort U.S. Treasury Fund | Operational Risk
Prospectus [Line Items]
Risk [Text Block]
●	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

F/m Accumulator Ultrashort U.S. Treasury Fund | Options Risk
Prospectus [Line Items]
Risk [Text Block]
●	Options Risk. If the Fund purchases a call option, it receives, in return for the premium it pays, the right to buy from the writer of the option the underlying security at a specified price at any time before the option expires. The Fund purchases call options in anticipation of an increase in the market value of securities that it intends ultimately to buy. During the life of the call option, the Fund is able to buy the underlying security at the exercise price regardless of any increase in the market price of the underlying security. In order for a call option to result in a gain, the market price of the underlying security must exceed the sum of the exercise price, the premium paid, and transaction costs.

F/m Accumulator Ultrashort U.S. Treasury Fund | Premium/Discount Risk
Prospectus [Line Items]
Risk [Text Block]
●	Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on the Exchange. The Adviser cannot predict whether Shares will trade below, at, or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their NAV and the bid/ask spread on the Fund’s Shares may widen.

F/m Accumulator Ultrashort U.S. Treasury Fund | Prepayment and Extension Risk
Prospectus [Line Items]
Risk [Text Block]
●	Prepayment and Extension Risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s Shares price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

F/m Accumulator Ultrashort U.S. Treasury Fund | Pricing Risk
Prospectus [Line Items]
Risk [Text Block]
●	Pricing Risk. If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment’s sale. As a result, you could pay more than the market value when buying Fund Shares or receive less than the market value when selling Fund Shares.

F/m Accumulator Ultrashort U.S. Treasury Fund | Rating Agencies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which an Underlying Fund invests.

F/m Accumulator Ultrashort U.S. Treasury Fund | Reinvestment Risk
Prospectus [Line Items]
Risk [Text Block]
●	Reinvestment Risk. Reinvestment risk is the risk that the Fund’s portfolio will decline if and when the Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

F/m Accumulator Ultrashort U.S. Treasury Fund | Reverse Repurchase Agreements Risk
Prospectus [Line Items]
Risk [Text Block]
●	Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding Shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

F/m Accumulator Ultrashort U.S. Treasury Fund | Risk of Investing in the U.S.
Prospectus [Line Items]
Risk [Text Block]
●	Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

F/m Accumulator Ultrashort U.S. Treasury Fund | Sector Risk
Prospectus [Line Items]
Risk [Text Block]
●	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

F/m Accumulator Ultrashort U.S. Treasury Fund | Securities Lending Risk
Prospectus [Line Items]
Risk [Text Block]
●	Securities Lending Risk. The Fund may engage in securities lending (i.e., lend portfolio securities to institutions, such as certain broker-dealers). Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investment made with cash collateral. These events could also trigger adverse tax consequences for the Fund. The Fund could also experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

F/m Accumulator Ultrashort U.S. Treasury Fund | Tax Risk
Prospectus [Line Items]
Risk [Text Block]
●	Tax Risk. Because the Fund is expected to invest in the Underlying Funds, distributions of short-term capital gains by an Underlying Fund will be recognized as ordinary income by the Fund and would not be offset by the Fund’s capital loss carryforwards, if any. Capital loss carryforwards of an Underlying Fund, if any, will not be available to offset net capital gains of the Fund. Further, the Fund’s realized losses on sales of shares of an Underlying Fund may be indefinitely or permanently deferred as “wash sales” to the extent it re-acquires shares of the same Underlying Fund within the 61-day period beginning 30 days prior to the disposition date. Additionally, the Fund intends to qualify annually to be treated as a RIC under the Code. To qualify as a RIC under the Code, the Fund must invest in assets which produce the types of income specified in the Code and the Treasury regulations (“Qualifying Income”). If the Fund’s income is determined to not be Qualifying Income, it may cause the Fund to fail to qualify as a RIC under the Code.

F/m Accumulator Ultrashort U.S. Treasury Fund | Underlying Funds Risk
Prospectus [Line Items]
Risk [Text Block]
●	Underlying Funds Risk. The Fund’s investment in shares of Underlying Funds subjects it to the risks of owning the securities of the Underlying Fund, as well as the same structural risks faced by an investor purchasing shares of the Underlying Fund, including authorized participant concentration risk, market maker risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses. Since the Fund invests in the Underlying Funds, the Fund’s investment performance and risks are likely to be directly related to those of the Underlying Funds. The Fund’s NAV will change with changes in the value of the Underlying Funds and other assets that the Fund holds. The shares of an Underlying Fund may trade at a premium or discount to the Underlying Fund’s NAV. Investors in the Fund will indirectly bear the expenses charged by the Underlying Funds, and an investment in the Fund may entail more expenses than a direct investment in the Underlying Funds.

F/m Accumulator Ultrashort U.S. Treasury Fund | U.S. Government Obligations Risk
Prospectus [Line Items]
Risk [Text Block]
●	U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Such instruments may include, without limitation, floating rate Treasury notes. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

F/m Accumulator Ultrashort U.S. Treasury Fund | U.S. Treasury and Agency Market Risk
Prospectus [Line Items]
Risk [Text Block]
●	U.S. Treasury and Agency Market Risk. The U.S. Treasury and agency market can be volatile, and the value of instruments correlated with these markets may fluctuate dramatically from day to day. U.S. Treasury and agency obligations may provide relatively lower returns than those of other securities. Similar to other debt instruments, U.S. Treasury and agency obligations are subject to debt instrument risk and interest rate risk. In addition, changes to the financial condition or credit rating of the U.S. Government may cause the value of U.S. Treasury and agency obligations to decline. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and are generally considered to have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government.

F/m Accumulator Ultrashort U.S. Treasury Fund | Valuation Risk
Prospectus [Line Items]
Risk [Text Block]
●	Valuation Risk. The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

F/m Accumulator Ultrashort U.S. Treasury Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
F/m Accumulator Intermediate U.S. Treasury Fund | Active Management Risk
Prospectus [Line Items]
Risk [Text Block]
●	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

F/m Accumulator Intermediate U.S. Treasury Fund | Affiliated Fund Risk
Prospectus [Line Items]
Risk [Text Block]
●	Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select Underlying Funds and/or investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because affiliated Underlying Funds pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

F/m Accumulator Intermediate U.S. Treasury Fund | Asset Class Risk
Prospectus [Line Items]
Risk [Text Block]
●	Asset Class Risk. The securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market, or other asset classes.

F/m Accumulator Intermediate U.S. Treasury Fund | Call Risk
Prospectus [Line Items]
Risk [Text Block]
●	Call Risk. During periods of falling interest rates, an issuer of a callable bond held by an Underlying Fund may “call” or repay the security before its stated maturity, and the Underlying Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s performance, or in securities with greater risks or with other less favorable features

F/m Accumulator Intermediate U.S. Treasury Fund | Cash or Cash Equivalents Risk
Prospectus [Line Items]
Risk [Text Block]
●	Cash or Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. Additionally, in rising markets, holding cash or cash equivalents may adversely affect the Fund’s performance and the Fund may not achieve its investment objectives.

F/m Accumulator Intermediate U.S. Treasury Fund | Concentration Risk
Prospectus [Line Items]
Risk [Text Block]
●	Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

F/m Accumulator Intermediate U.S. Treasury Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities, including with respect to Underlying Funds. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by such Fund or an Underlying Fund may cause it to default or become unable to pay interest or principal due on the security.

F/m Accumulator Intermediate U.S. Treasury Fund | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]
●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging Shares or receiving distributions. While the Fund and the Adviser have established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Further, the Fund cannot control the cybersecurity plans and systems of the Fund’s service providers, market makers, or issuers of securities in which the Fund invests. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyberattacks or other cyber-failures.

F/m Accumulator Intermediate U.S. Treasury Fund | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives Risk. A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments. Derivatives involve costs, may create leverage, and may be illiquid, volatile, and difficult to value. The Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. The use of derivatives could also result in a loss if the counterparty to the transaction does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. The investment results achieved by the use of derivatives by the Fund may not match or fully offset changes in the value of the underlying security, index or other reference asset that it was attempting to hedge or the investment opportunity the Fund was attempting to pursue.

F/m Accumulator Intermediate U.S. Treasury Fund | Duration Risk
Prospectus [Line Items]
Risk [Text Block]
●	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities. For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond’s value to decline about 3% while a 1% decrease in general interest rates would be expected to cause the bond’s value to increase 3%. The duration of a debt security may be equal to or shorter than the full maturity of a debt security.

F/m Accumulator Intermediate U.S. Treasury Fund | ETF Risk
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, there may be significantly diminished trading in Fund Shares, Fund Shares may trade at a material discount to net asset value (“NAV”), and Fund Shares may possibly face delisting: (i) if APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

●	Secondary Market Trading Risk. Although Shares are intended to be listed on a national securities exchange, The Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Shares trade on a stock exchange at prices at, above, or below the Fund’s most recent NAV. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Shares fluctuates continuously throughout trading hours on the exchange, based on both the relative market supply of, and demand for, the Shares and the underlying value of the Fund’s portfolio holdings. As a result, the trading prices of the Shares may deviate from the Fund’s NAV. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. Any of these factors, among others, may lead to the Shares trading at a premium or discount to NAV.

As the Fund invests in Underlying Funds, which are also ETFs, the Fund will be further exposed to the above ETF risks.

F/m Accumulator Intermediate U.S. Treasury Fund | Fixed-Income Market Risk
Prospectus [Line Items]
Risk [Text Block]
●	Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of the Fund’s Shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s Share price and increase the Fund’s liquidity risk, expenses and/or taxable distributions.

F/m Accumulator Intermediate U.S. Treasury Fund | Fixed-Income Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Fixed-Income Securities Risk. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer, willingness of broker-dealers and other market participants to make markets in the applicable securities, and general market liquidity (i.e., market risk). Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. There is a risk that a lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests.

F/m Accumulator Intermediate U.S. Treasury Fund | Fund of Funds Risk
Prospectus [Line Items]
Risk [Text Block]
●	Fund of Funds Risk. Because it invests primarily in other funds, including ETFs, the Fund’s investment performance largely depends on the investment performance of the selected Underlying Funds. The Fund is indirectly exposed to all of the risks of an investment in an Underlying Fund. In addition, at times, certain of the segments of the market represented by an Underlying Fund in which the Fund invests may be out of favor and underperform other segments. The Fund will also bear the proportionate share of the fees and expenses of an Underlying Fund in which it invests, which can result in higher expenses.

F/m Accumulator Intermediate U.S. Treasury Fund | Futures Risk
Prospectus [Line Items]
Risk [Text Block]
●	Futures Risk. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract or option; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.

F/m Accumulator Intermediate U.S. Treasury Fund | High Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]
●	High Portfolio Turnover Risk. Active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

F/m Accumulator Intermediate U.S. Treasury Fund | Income Risk
Prospectus [Line Items]
Risk [Text Block]
●	Income Risk. Under certain market conditions, the Fund may invest in Underlying Funds that are subject to income risk. The Fund’s income may decline when interest rates fall or if there are defaults in its portfolio. This decline can occur because the Fund may subsequently invest in lower-yielding securities as debt securities in its portfolio mature, are near maturity or are called, or the Fund otherwise needs to purchase additional debt securities.

F/m Accumulator Intermediate U.S. Treasury Fund | Inflation Risk
Prospectus [Line Items]
Risk [Text Block]
●	Inflation Risk. Under certain market conditions, the Fund may invest in an Underlying Fund that is subject to inflation risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets may decline.

F/m Accumulator Intermediate U.S. Treasury Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest-Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates, which may negatively affect the value of debt instruments held by the Fund and have a negative impact on the Fund’s performance and NAV. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are low and the market prices for portfolio securities have increased, the Fund may have a very low or even negative yield. A low or negative yield would cause the Fund to lose money in certain conditions and over certain time periods. An increase in interest rates will generally cause the value of securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. The historically low-interest rate environment in recent years heightens the risks associated with rising interest rates.

F/m Accumulator Intermediate U.S. Treasury Fund | Issuer Risk
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Risk. The performance of the Fund’s investment in Underlying Funds depends on the performance of individual securities or other assets to which the Underlying Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.

F/m Accumulator Intermediate U.S. Treasury Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]
●	Liquidity Risk. Certain securities held by an Underlying Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, an Underlying Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that an Underlying Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

F/m Accumulator Intermediate U.S. Treasury Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. The Fund is subject to management risk, which is the risk that the Adviser’s analysis of economic conditions and expectations regarding the performance of Underlying Funds or other Fund investments may fail to produce the intended results. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

F/m Accumulator Intermediate U.S. Treasury Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The value of the Fund and/or the Underlying Fund’s investments may be negatively affected by adverse changes in overall economic or market conditions, such as the level of economic activity and productivity, unemployment and labor force participation rates, inflation or deflation (and expectations for inflation or deflation), interest rates, demand and supply for particular products or resources including labor, and debt levels and credit ratings, among other factors. Such adverse conditions may contribute to an overall economic contraction across entire economies or markets, which may negatively impact the profitability of issuers operating in those economies or markets. The Fund and the Underlying Funds subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. The Fund and the Underlying Funds’ NAV and market price may fluctuate significantly in response to these and other factors including economic, political, or financial events, public health crises (such as epidemics or pandemics), or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. As a result, an investor could lose money over short or long periods of time.

F/m Accumulator Intermediate U.S. Treasury Fund | Market Price Risk
Prospectus [Line Items]
Risk [Text Block]
●	Market Price Risk. Fund Shares are listed for trading on an exchange and are bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate, in some cases materially, in response to changes in the NAV and supply and demand for Shares. As a result, the trading prices of Shares may deviate significantly from the NAV during periods of market volatility. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units (defined below), the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained in the long-term. If market makers exit the business or are unable to continue making markets in Fund Shares, Shares may trade at a discount to NAV like closed-end fund shares and may even face delisting (that is, investors would no longer be able to trade Shares in the secondary market). Further, while the creation/redemption feature is designed to make it likely that Shares normally will trade close to the value of the Fund’s holdings, disruptions to creations and redemptions, including disruptions at market makers, APs or market participants, or during periods of significant market volatility, may result in market prices that differ significantly from the value of the Fund’s holdings. Although market makers will generally take advantage of differences between the NAV and the market price of Fund Shares through arbitrage opportunities, there is no guarantee that they will do so. In addition, the securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Fund’s Shares trade. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the Shares’ NAV is likely to widen. Further, secondary markets may be subject to irregular trading activity, wide bid-ask spreads and extended trade settlement periods, which could cause a material decline in the Fund’s NAV. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those APs creating and redeeming Shares directly with the Fund.

F/m Accumulator Intermediate U.S. Treasury Fund | Market Trading Risk
Prospectus [Line Items]
Risk [Text Block]
●	Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund Shares. Any of these factors, among others, may lead to the Fund’s Shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund Shares at a time when the market price is at a premium to NAV or sell Fund Shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund Shares.

F/m Accumulator Intermediate U.S. Treasury Fund | New Fund Risk
Prospectus [Line Items]
Risk [Text Block]
●	New Fund Risk. The Fund is a newly-organized management investment company with a limited operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the Fund.

F/m Accumulator Intermediate U.S. Treasury Fund | Operational Risk
Prospectus [Line Items]
Risk [Text Block]
●	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

F/m Accumulator Intermediate U.S. Treasury Fund | Options Risk
Prospectus [Line Items]
Risk [Text Block]
●	Options Risk. If the Fund purchases a call option, it receives, in return for the premium it pays, the right to buy from the writer of the option the underlying security at a specified price at any time before the option expires. The Fund purchases call options in anticipation of an increase in the market value of securities that it intends ultimately to buy. During the life of the call option, the Fund is able to buy the underlying security at the exercise price regardless of any increase in the market price of the underlying security. In order for a call option to result in a gain, the market price of the underlying security must exceed the sum of the exercise price, the premium paid, and transaction costs.

F/m Accumulator Intermediate U.S. Treasury Fund | Premium/Discount Risk
Prospectus [Line Items]
Risk [Text Block]
●	Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on the Exchange. The Adviser cannot predict whether Shares will trade below, at, or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their NAV and the bid/ask spread on the Fund’s Shares may widen.

F/m Accumulator Intermediate U.S. Treasury Fund | Prepayment and Extension Risk
Prospectus [Line Items]
Risk [Text Block]
●	Prepayment and Extension Risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s Shares price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

F/m Accumulator Intermediate U.S. Treasury Fund | Pricing Risk
Prospectus [Line Items]
Risk [Text Block]
●	Pricing Risk. If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment’s sale. As a result, you could pay more than the market value when buying Fund Shares or receive less than the market value when selling Fund Shares.

F/m Accumulator Intermediate U.S. Treasury Fund | Rating Agencies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which an Underlying Fund invests.

F/m Accumulator Intermediate U.S. Treasury Fund | Reinvestment Risk
Prospectus [Line Items]
Risk [Text Block]
●	Reinvestment Risk. Reinvestment risk is the risk that the Fund’s portfolio will decline if and when the Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

F/m Accumulator Intermediate U.S. Treasury Fund | Reverse Repurchase Agreements Risk
Prospectus [Line Items]
Risk [Text Block]
●	Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding Shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

F/m Accumulator Intermediate U.S. Treasury Fund | Risk of Investing in the U.S.
Prospectus [Line Items]
Risk [Text Block]
●	Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

F/m Accumulator Intermediate U.S. Treasury Fund | Sector Risk
Prospectus [Line Items]
Risk [Text Block]
●	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

F/m Accumulator Intermediate U.S. Treasury Fund | Securities Lending Risk
Prospectus [Line Items]
Risk [Text Block]
●	Securities Lending Risk. The Fund may engage in securities lending (i.e., lend portfolio securities to institutions, such as certain broker-dealers). Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investment made with cash collateral. These events could also trigger adverse tax consequences for the Fund. The Fund could also experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

F/m Accumulator Intermediate U.S. Treasury Fund | Tax Risk
Prospectus [Line Items]
Risk [Text Block]
●	Tax Risk. Because the Fund is expected to invest in the Underlying Funds, distributions of short-term capital gains by an Underlying Fund will be recognized as ordinary income by the Fund and would not be offset by the Fund’s capital loss carryforwards, if any. Capital loss carryforwards of an Underlying Fund, if any, will not be available to offset net capital gains of the Fund. Further, the Fund’s realized losses on sales of shares of an Underlying Fund may be indefinitely or permanently deferred as “wash sales” to the extent it re-acquires shares of the same Underlying Fund within the 61-day period beginning 30 days prior to the disposition date. Additionally, the Fund intends to qualify annually to be treated as a RIC under the Code. To qualify as a RIC under the Code, the Fund must invest in assets which produce the types of income specified in the Code and the Treasury regulations (“Qualifying Income”). If the Fund’s income is determined to not be Qualifying Income, it may cause the Fund to fail to qualify as a RIC under the Code.

F/m Accumulator Intermediate U.S. Treasury Fund | Underlying Funds Risk
Prospectus [Line Items]
Risk [Text Block]
●	Underlying Funds Risk. The Fund’s investment in shares of Underlying Funds subjects it to the risks of owning the securities of the Underlying Fund, as well as the same structural risks faced by an investor purchasing shares of the Underlying Fund, including authorized participant concentration risk, market maker risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses. Since the Fund invests in the Underlying Funds, the Fund’s investment performance and risks are likely to be directly related to those of the Underlying Funds. The Fund’s NAV will change with changes in the value of the Underlying Funds and other assets that the Fund holds. The shares of an Underlying Fund may trade at a premium or discount to the Underlying Fund’s NAV. Investors in the Fund will indirectly bear the expenses charged by the Underlying Funds, and an investment in the Fund may entail more expenses than a direct investment in the Underlying Funds.

F/m Accumulator Intermediate U.S. Treasury Fund | U.S. Government Obligations Risk
Prospectus [Line Items]
Risk [Text Block]
●	U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Such instruments may include, without limitation, floating rate Treasury notes. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

F/m Accumulator Intermediate U.S. Treasury Fund | U.S. Treasury and Agency Market Risk
Prospectus [Line Items]
Risk [Text Block]
●	U.S. Treasury and Agency Market Risk. The U.S. Treasury and agency market can be volatile, and the value of instruments correlated with these markets may fluctuate dramatically from day to day. U.S. Treasury and agency obligations may provide relatively lower returns than those of other securities. Similar to other debt instruments, U.S. Treasury and agency obligations are subject to debt instrument risk and interest rate risk. In addition, changes to the financial condition or credit rating of the U.S. Government may cause the value of U.S. Treasury and agency obligations to decline. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and are generally considered to have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government.

F/m Accumulator Intermediate U.S. Treasury Fund | Valuation Risk
Prospectus [Line Items]
Risk [Text Block]
●	Valuation Risk. The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

F/m Accumulator Intermediate U.S. Treasury Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
F/m Accumulator Long-Term U.S. Treasury Fund | Active Management Risk
Prospectus [Line Items]
Risk [Text Block]
●	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

F/m Accumulator Long-Term U.S. Treasury Fund | Affiliated Fund Risk
Prospectus [Line Items]
Risk [Text Block]
●	Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select Underlying Funds and/or investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because affiliated Underlying Funds pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

F/m Accumulator Long-Term U.S. Treasury Fund | Asset Class Risk
Prospectus [Line Items]
Risk [Text Block]
●	Asset Class Risk. The securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market, or other asset classes.

F/m Accumulator Long-Term U.S. Treasury Fund | Call Risk
Prospectus [Line Items]
Risk [Text Block]
●	Call Risk. During periods of falling interest rates, an issuer of a callable bond held by an Underlying Fund may “call” or repay the security before its stated maturity, and the Underlying Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s performance, or in securities with greater risks or with other less favorable features

F/m Accumulator Long-Term U.S. Treasury Fund | Cash or Cash Equivalents Risk
Prospectus [Line Items]
Risk [Text Block]
●	Cash or Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. Additionally, in rising markets, holding cash or cash equivalents may adversely affect the Fund’s performance and the Fund may not achieve its investment objectives.

F/m Accumulator Long-Term U.S. Treasury Fund | Concentration Risk
Prospectus [Line Items]
Risk [Text Block]
●	Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

F/m Accumulator Long-Term U.S. Treasury Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities, including with respect to Underlying Funds. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by such Fund or an Underlying Fund may cause it to default or become unable to pay interest or principal due on the security.

F/m Accumulator Long-Term U.S. Treasury Fund | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]
●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging Shares or receiving distributions. While the Fund and the Adviser have established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Further, the Fund cannot control the cybersecurity plans and systems of the Fund’s service providers, market makers, or issuers of securities in which the Fund invests. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyberattacks or other cyber-failures.

F/m Accumulator Long-Term U.S. Treasury Fund | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives Risk. A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments. Derivatives involve costs, may create leverage, and may be illiquid, volatile, and difficult to value. The Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. The use of derivatives could also result in a loss if the counterparty to the transaction does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. The investment results achieved by the use of derivatives by the Fund may not match or fully offset changes in the value of the underlying security, index or other reference asset that it was attempting to hedge or the investment opportunity the Fund was attempting to pursue.

F/m Accumulator Long-Term U.S. Treasury Fund | Duration Risk
Prospectus [Line Items]
Risk [Text Block]
●	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities. For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond’s value to decline about 3% while a 1% decrease in general interest rates would be expected to cause the bond’s value to increase 3%. The duration of a debt security may be equal to or shorter than the full maturity of a debt security.

F/m Accumulator Long-Term U.S. Treasury Fund | ETF Risk
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, there may be significantly diminished trading in Fund Shares, Fund Shares may trade at a material discount to net asset value (“NAV”), and Fund Shares may possibly face delisting: (i) if APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

●	Secondary Market Trading Risk. Although Shares are intended to be listed on a national securities exchange, The Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Shares trade on a stock exchange at prices at, above, or below the Fund’s most recent NAV. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Shares fluctuates continuously throughout trading hours on the exchange, based on both the relative market supply of, and demand for, the Shares and the underlying value of the Fund’s portfolio holdings. As a result, the trading prices of the Shares may deviate from the Fund’s NAV. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. Any of these factors, among others, may lead to the Shares trading at a premium or discount to NAV.

As the Fund invests in Underlying Funds, which are also ETFs, the Fund will be further exposed to the above ETF risks.

F/m Accumulator Long-Term U.S. Treasury Fund | Fixed-Income Market Risk
Prospectus [Line Items]
Risk [Text Block]
●	Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of the Fund’s Shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s Share price and increase the Fund’s liquidity risk, expenses and/or taxable distributions.

F/m Accumulator Long-Term U.S. Treasury Fund | Fixed-Income Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Fixed-Income Securities Risk. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer, willingness of broker-dealers and other market participants to make markets in the applicable securities, and general market liquidity (i.e., market risk). Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. There is a risk that a lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests.

F/m Accumulator Long-Term U.S. Treasury Fund | Fund of Funds Risk
Prospectus [Line Items]
Risk [Text Block]
●	Fund of Funds Risk. Because it invests primarily in other funds, including ETFs, the Fund’s investment performance largely depends on the investment performance of the selected Underlying Funds. The Fund is indirectly exposed to all of the risks of an investment in an Underlying Fund. In addition, at times, certain of the segments of the market represented by an Underlying Fund in which the Fund invests may be out of favor and underperform other segments. The Fund will also bear the proportionate share of the fees and expenses of an Underlying Fund in which it invests, which can result in higher expenses.

F/m Accumulator Long-Term U.S. Treasury Fund | Futures Risk
Prospectus [Line Items]
Risk [Text Block]
●	Futures Risk. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract or option; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.

F/m Accumulator Long-Term U.S. Treasury Fund | High Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]
●	High Portfolio Turnover Risk. Active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

F/m Accumulator Long-Term U.S. Treasury Fund | Income Risk
Prospectus [Line Items]
Risk [Text Block]
●	Income Risk. Under certain market conditions, the Fund may invest in Underlying Funds that are subject to income risk. The Fund’s income may decline when interest rates fall or if there are defaults in its portfolio. This decline can occur because the Fund may subsequently invest in lower-yielding securities as debt securities in its portfolio mature, are near maturity or are called, or the Fund otherwise needs to purchase additional debt securities.

F/m Accumulator Long-Term U.S. Treasury Fund | Inflation Risk
Prospectus [Line Items]
Risk [Text Block]
●	Inflation Risk. Under certain market conditions, the Fund may invest in an Underlying Fund that is subject to inflation risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets may decline.

F/m Accumulator Long-Term U.S. Treasury Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest-Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates, which may negatively affect the value of debt instruments held by the Fund and have a negative impact on the Fund’s performance and NAV. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are low and the market prices for portfolio securities have increased, the Fund may have a very low or even negative yield. A low or negative yield would cause the Fund to lose money in certain conditions and over certain time periods. An increase in interest rates will generally cause the value of securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. The historically low-interest rate environment in recent years heightens the risks associated with rising interest rates.

F/m Accumulator Long-Term U.S. Treasury Fund | Issuer Risk
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Risk. The performance of the Fund’s investment in Underlying Funds depends on the performance of individual securities or other assets to which the Underlying Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.

F/m Accumulator Long-Term U.S. Treasury Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]
●	Liquidity Risk. Certain securities held by an Underlying Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, an Underlying Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that an Underlying Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

F/m Accumulator Long-Term U.S. Treasury Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. The Fund is subject to management risk, which is the risk that the Adviser’s analysis of economic conditions and expectations regarding the performance of Underlying Funds or other Fund investments may fail to produce the intended results. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

F/m Accumulator Long-Term U.S. Treasury Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The value of the Fund and/or the Underlying Fund’s investments may be negatively affected by adverse changes in overall economic or market conditions, such as the level of economic activity and productivity, unemployment and labor force participation rates, inflation or deflation (and expectations for inflation or deflation), interest rates, demand and supply for particular products or resources including labor, and debt levels and credit ratings, among other factors. Such adverse conditions may contribute to an overall economic contraction across entire economies or markets, which may negatively impact the profitability of issuers operating in those economies or markets. The Fund and the Underlying Funds subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. The Fund and the Underlying Funds’ NAV and market price may fluctuate significantly in response to these and other factors including economic, political, or financial events, public health crises (such as epidemics or pandemics), or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. As a result, an investor could lose money over short or long periods of time.

F/m Accumulator Long-Term U.S. Treasury Fund | Market Price Risk
Prospectus [Line Items]
Risk [Text Block]
●	Market Price Risk. Fund Shares are listed for trading on an exchange and are bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate, in some cases materially, in response to changes in the NAV and supply and demand for Shares. As a result, the trading prices of Shares may deviate significantly from the NAV during periods of market volatility. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units (defined below), the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained in the long-term. If market makers exit the business or are unable to continue making markets in Fund Shares, Shares may trade at a discount to NAV like closed-end fund shares and may even face delisting (that is, investors would no longer be able to trade Shares in the secondary market). Further, while the creation/redemption feature is designed to make it likely that Shares normally will trade close to the value of the Fund’s holdings, disruptions to creations and redemptions, including disruptions at market makers, APs or market participants, or during periods of significant market volatility, may result in market prices that differ significantly from the value of the Fund’s holdings. Although market makers will generally take advantage of differences between the NAV and the market price of Fund Shares through arbitrage opportunities, there is no guarantee that they will do so. In addition, the securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Fund’s Shares trade. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the Shares’ NAV is likely to widen. Further, secondary markets may be subject to irregular trading activity, wide bid-ask spreads and extended trade settlement periods, which could cause a material decline in the Fund’s NAV. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those APs creating and redeeming Shares directly with the Fund.

F/m Accumulator Long-Term U.S. Treasury Fund | Market Trading Risk
Prospectus [Line Items]
Risk [Text Block]
●	Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund Shares. Any of these factors, among others, may lead to the Fund’s Shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund Shares at a time when the market price is at a premium to NAV or sell Fund Shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund Shares.

F/m Accumulator Long-Term U.S. Treasury Fund | New Fund Risk
Prospectus [Line Items]
Risk [Text Block]
●	New Fund Risk. The Fund is a newly-organized management investment company with a limited operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the Fund.

F/m Accumulator Long-Term U.S. Treasury Fund | Operational Risk
Prospectus [Line Items]
Risk [Text Block]
●	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

F/m Accumulator Long-Term U.S. Treasury Fund | Options Risk
Prospectus [Line Items]
Risk [Text Block]
●	Options Risk. If the Fund purchases a call option, it receives, in return for the premium it pays, the right to buy from the writer of the option the underlying security at a specified price at any time before the option expires. The Fund purchases call options in anticipation of an increase in the market value of securities that it intends ultimately to buy. During the life of the call option, the Fund is able to buy the underlying security at the exercise price regardless of any increase in the market price of the underlying security. In order for a call option to result in a gain, the market price of the underlying security must exceed the sum of the exercise price, the premium paid, and transaction costs.

F/m Accumulator Long-Term U.S. Treasury Fund | Premium/Discount Risk
Prospectus [Line Items]
Risk [Text Block]
●	Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on the Exchange. The Adviser cannot predict whether Shares will trade below, at, or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their NAV and the bid/ask spread on the Fund’s Shares may widen.

F/m Accumulator Long-Term U.S. Treasury Fund | Prepayment and Extension Risk
Prospectus [Line Items]
Risk [Text Block]
●	Prepayment and Extension Risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s Shares price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

F/m Accumulator Long-Term U.S. Treasury Fund | Pricing Risk
Prospectus [Line Items]
Risk [Text Block]
●	Pricing Risk. If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment’s sale. As a result, you could pay more than the market value when buying Fund Shares or receive less than the market value when selling Fund Shares.

F/m Accumulator Long-Term U.S. Treasury Fund | Rating Agencies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which an Underlying Fund invests.

F/m Accumulator Long-Term U.S. Treasury Fund | Reinvestment Risk
Prospectus [Line Items]
Risk [Text Block]
●	Reinvestment Risk. Reinvestment risk is the risk that the Fund’s portfolio will decline if and when the Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

F/m Accumulator Long-Term U.S. Treasury Fund | Reverse Repurchase Agreements Risk
Prospectus [Line Items]
Risk [Text Block]
●	Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding Shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

F/m Accumulator Long-Term U.S. Treasury Fund | Risk of Investing in the U.S.
Prospectus [Line Items]
Risk [Text Block]
●	Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

F/m Accumulator Long-Term U.S. Treasury Fund | Sector Risk
Prospectus [Line Items]
Risk [Text Block]
●	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

F/m Accumulator Long-Term U.S. Treasury Fund | Securities Lending Risk
Prospectus [Line Items]
Risk [Text Block]
●	Securities Lending Risk. The Fund may engage in securities lending (i.e., lend portfolio securities to institutions, such as certain broker-dealers). Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investment made with cash collateral. These events could also trigger adverse tax consequences for the Fund. The Fund could also experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

F/m Accumulator Long-Term U.S. Treasury Fund | Tax Risk
Prospectus [Line Items]
Risk [Text Block]
●	Tax Risk. Because the Fund is expected to invest in the Underlying Funds, distributions of short-term capital gains by an Underlying Fund will be recognized as ordinary income by the Fund and would not be offset by the Fund’s capital loss carryforwards, if any. Capital loss carryforwards of an Underlying Fund, if any, will not be available to offset net capital gains of the Fund. Further, the Fund’s realized losses on sales of shares of an Underlying Fund may be indefinitely or permanently deferred as “wash sales” to the extent it re-acquires shares of the same Underlying Fund within the 61-day period beginning 30 days prior to the disposition date. Additionally, the Fund intends to qualify annually to be treated as a RIC under the Code. To qualify as a RIC under the Code, the Fund must invest in assets which produce the types of income specified in the Code and the Treasury regulations (“Qualifying Income”). If the Fund’s income is determined to not be Qualifying Income, it may cause the Fund to fail to qualify as a RIC under the Code.

F/m Accumulator Long-Term U.S. Treasury Fund | Underlying Funds Risk
Prospectus [Line Items]
Risk [Text Block]
●	Underlying Funds Risk. The Fund’s investment in shares of Underlying Funds subjects it to the risks of owning the securities of the Underlying Fund, as well as the same structural risks faced by an investor purchasing shares of the Underlying Fund, including authorized participant concentration risk, market maker risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses. Since the Fund invests in the Underlying Funds, the Fund’s investment performance and risks are likely to be directly related to those of the Underlying Funds. The Fund’s NAV will change with changes in the value of the Underlying Funds and other assets that the Fund holds. The shares of an Underlying Fund may trade at a premium or discount to the Underlying Fund’s NAV. Investors in the Fund will indirectly bear the expenses charged by the Underlying Funds, and an investment in the Fund may entail more expenses than a direct investment in the Underlying Funds.

F/m Accumulator Long-Term U.S. Treasury Fund | U.S. Government Obligations Risk
Prospectus [Line Items]
Risk [Text Block]
●	U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Such instruments may include, without limitation, floating rate Treasury notes. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

F/m Accumulator Long-Term U.S. Treasury Fund | U.S. Treasury and Agency Market Risk
Prospectus [Line Items]
Risk [Text Block]
●	U.S. Treasury and Agency Market Risk. The U.S. Treasury and agency market can be volatile, and the value of instruments correlated with these markets may fluctuate dramatically from day to day. U.S. Treasury and agency obligations may provide relatively lower returns than those of other securities. Similar to other debt instruments, U.S. Treasury and agency obligations are subject to debt instrument risk and interest rate risk. In addition, changes to the financial condition or credit rating of the U.S. Government may cause the value of U.S. Treasury and agency obligations to decline. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and are generally considered to have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government.

F/m Accumulator Long-Term U.S. Treasury Fund | Valuation Risk
Prospectus [Line Items]
Risk [Text Block]
●	Valuation Risk. The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

F/m Accumulator Long-Term U.S. Treasury Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
F/m Accumulator TIPS Fund | Active Management Risk
Prospectus [Line Items]
Risk [Text Block]
●	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

F/m Accumulator TIPS Fund | Affiliated Fund Risk
Prospectus [Line Items]
Risk [Text Block]
●	Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select Underlying Funds and/or investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because affiliated Underlying Funds pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

F/m Accumulator TIPS Fund | Asset Class Risk
Prospectus [Line Items]
Risk [Text Block]
●	Asset Class Risk. The securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market, or other asset classes.

F/m Accumulator TIPS Fund | Call Risk
Prospectus [Line Items]
Risk [Text Block]
●	Call Risk. During periods of falling interest rates, an issuer of a callable bond held by an Underlying Fund may “call” or repay the security before its stated maturity, and the Underlying Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s performance, or in securities with greater risks or with other less favorable features

F/m Accumulator TIPS Fund | Cash or Cash Equivalents Risk
Prospectus [Line Items]
Risk [Text Block]
●	Cash or Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. Additionally, in rising markets, holding cash or cash equivalents may adversely affect the Fund’s performance and the Fund may not achieve its investment objectives.

F/m Accumulator TIPS Fund | Concentration Risk
Prospectus [Line Items]
Risk [Text Block]
●	Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

F/m Accumulator TIPS Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities, including with respect to Underlying Funds. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by such Fund or an Underlying Fund may cause it to default or become unable to pay interest or principal due on the security.

F/m Accumulator TIPS Fund | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]
●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging Shares or receiving distributions. While the Fund and the Adviser have established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Further, the Fund cannot control the cybersecurity plans and systems of the Fund’s service providers, market makers, or issuers of securities in which the Fund invests. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyberattacks or other cyber-failures.

F/m Accumulator TIPS Fund | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives Risk. A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments. Derivatives involve costs, may create leverage, and may be illiquid, volatile, and difficult to value. The Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. The use of derivatives could also result in a loss if the counterparty to the transaction does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. The investment results achieved by the use of derivatives by the Fund may not match or fully offset changes in the value of the underlying security, index or other reference asset that it was attempting to hedge or the investment opportunity the Fund was attempting to pursue.

F/m Accumulator TIPS Fund | Duration Risk
Prospectus [Line Items]
Risk [Text Block]
●	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities. For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond’s value to decline about 3% while a 1% decrease in general interest rates would be expected to cause the bond’s value to increase 3%. The duration of a debt security may be equal to or shorter than the full maturity of a debt security.

F/m Accumulator TIPS Fund | ETF Risk
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, there may be significantly diminished trading in Fund Shares, Fund Shares may trade at a material discount to net asset value (“NAV”), and Fund Shares may possibly face delisting: (i) if APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

●	Secondary Market Trading Risk. Although Shares are intended to be listed on a national securities exchange, The Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Shares trade on a stock exchange at prices at, above, or below the Fund’s most recent NAV. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Shares fluctuates continuously throughout trading hours on the exchange, based on both the relative market supply of, and demand for, the Shares and the underlying value of the Fund’s portfolio holdings. As a result, the trading prices of the Shares may deviate from the Fund’s NAV. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. Any of these factors, among others, may lead to the Shares trading at a premium or discount to NAV.

To the extent the Fund invests in Underlying Funds, which are also ETFs, the Fund will be further exposed to the above ETF risks.

F/m Accumulator TIPS Fund | Fixed-Income Market Risk
Prospectus [Line Items]
Risk [Text Block]
●	Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of the Fund’s Shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s Share price and increase the Fund’s liquidity risk, expenses and/or taxable distributions.

F/m Accumulator TIPS Fund | Fixed-Income Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Fixed-Income Securities Risk. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer, willingness of broker-dealers and other market participants to make markets in the applicable securities, and general market liquidity (i.e., market risk). Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. There is a risk that a lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests.

F/m Accumulator TIPS Fund | Fund of Funds Risk
Prospectus [Line Items]
Risk [Text Block]
●	Fund of Funds Risk. Because it invests primarily in other funds, including ETFs, the Fund’s investment performance largely depends on the investment performance of the selected Underlying Funds. The Fund is indirectly exposed to all of the risks of an investment in an Underlying Fund. In addition, at times, certain of the segments of the market represented by an Underlying Fund in which the Fund invests may be out of favor and underperform other segments. The Fund will also bear the proportionate share of the fees and expenses of an Underlying Fund in which it invests, which can result in higher expenses.

F/m Accumulator TIPS Fund | Futures Risk
Prospectus [Line Items]
Risk [Text Block]
●	Futures Risk. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract or option; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.

F/m Accumulator TIPS Fund | High Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]
●	High Portfolio Turnover Risk. Active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

F/m Accumulator TIPS Fund | Income Risk
Prospectus [Line Items]
Risk [Text Block]
●	Income Risk. Under certain market conditions, the Fund may invest in Underlying Funds that are subject to income risk. The Fund’s income may decline when interest rates fall or if there are defaults in its portfolio. This decline can occur because the Fund may subsequently invest in lower-yielding securities as debt securities in its portfolio mature, are near maturity or are called, or the Fund otherwise needs to purchase additional debt securities.

F/m Accumulator TIPS Fund | Inflation Risk
Prospectus [Line Items]
Risk [Text Block]
●	Inflation Risk. Under certain market conditions, the Fund may invest in an Underlying Fund that is subject to inflation risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets may decline.

F/m Accumulator TIPS Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest-Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates, which may negatively affect the value of debt instruments held by the Fund and have a negative impact on the Fund’s performance and NAV. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are low and the market prices for portfolio securities have increased, the Fund may have a very low or even negative yield. A low or negative yield would cause the Fund to lose money in certain conditions and over certain time periods. An increase in interest rates will generally cause the value of securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. The historically low-interest rate environment in recent years heightens the risks associated with rising interest rates.

F/m Accumulator TIPS Fund | Issuer Risk
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Risk. The performance of the Fund’s investment in Underlying Funds depends on the performance of individual securities or other assets to which the Underlying Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.

F/m Accumulator TIPS Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]
●	Liquidity Risk. Certain securities held by an Underlying Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, an Underlying Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that an Underlying Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

F/m Accumulator TIPS Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. The Fund is subject to management risk, which is the risk that the Adviser’s analysis of economic conditions and expectations regarding the performance of Underlying Funds or other Fund investments may fail to produce the intended results. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

F/m Accumulator TIPS Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The value of the Fund and/or the Underlying Fund’s investments may be negatively affected by adverse changes in overall economic or market conditions, such as the level of economic activity and productivity, unemployment and labor force participation rates, inflation or deflation (and expectations for inflation or deflation), interest rates, demand and supply for particular products or resources including labor, and debt levels and credit ratings, among other factors. Such adverse conditions may contribute to an overall economic contraction across entire economies or markets, which may negatively impact the profitability of issuers operating in those economies or markets. The Fund and the Underlying Funds subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. The Fund and the Underlying Funds’ NAV and market price may fluctuate significantly in response to these and other factors including economic, political, or financial events, public health crises (such as epidemics or pandemics), or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. As a result, an investor could lose money over short or long periods of time.

F/m Accumulator TIPS Fund | Market Price Risk
Prospectus [Line Items]
Risk [Text Block]
●	Market Price Risk. Fund Shares are listed for trading on an exchange and are bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate, in some cases materially, in response to changes in the NAV and supply and demand for Shares. As a result, the trading prices of Shares may deviate significantly from the NAV during periods of market volatility. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units (defined below), the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained in the long-term. If market makers exit the business or are unable to continue making markets in Fund Shares, Shares may trade at a discount to NAV like closed-end fund shares and may even face delisting (that is, investors would no longer be able to trade Shares in the secondary market). Further, while the creation/redemption feature is designed to make it likely that Shares normally will trade close to the value of the Fund’s holdings, disruptions to creations and redemptions, including disruptions at market makers, APs or market participants, or during periods of significant market volatility, may result in market prices that differ significantly from the value of the Fund’s holdings. Although market makers will generally take advantage of differences between the NAV and the market price of Fund Shares through arbitrage opportunities, there is no guarantee that they will do so. In addition, the securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Fund’s Shares trade. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the Shares’ NAV is likely to widen. Further, secondary markets may be subject to irregular trading activity, wide bid-ask spreads and extended trade settlement periods, which could cause a material decline in the Fund’s NAV. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those APs creating and redeeming Shares directly with the Fund.

F/m Accumulator TIPS Fund | Market Trading Risk
Prospectus [Line Items]
Risk [Text Block]
●	Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund Shares. Any of these factors, among others, may lead to the Fund’s Shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund Shares at a time when the market price is at a premium to NAV or sell Fund Shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund Shares.

F/m Accumulator TIPS Fund | New Fund Risk
Prospectus [Line Items]
Risk [Text Block]
●	New Fund Risk. The Fund is a newly-organized management investment company with a limited operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the Fund.

F/m Accumulator TIPS Fund | Operational Risk
Prospectus [Line Items]
Risk [Text Block]
●	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

F/m Accumulator TIPS Fund | Options Risk
Prospectus [Line Items]
Risk [Text Block]
●	Options Risk. If the Fund purchases a call option, it receives, in return for the premium it pays, the right to buy from the writer of the option the underlying security at a specified price at any time before the option expires. The Fund purchases call options in anticipation of an increase in the market value of securities that it intends ultimately to buy. During the life of the call option, the Fund is able to buy the underlying security at the exercise price regardless of any increase in the market price of the underlying security. In order for a call option to result in a gain, the market price of the underlying security must exceed the sum of the exercise price, the premium paid, and transaction costs.

F/m Accumulator TIPS Fund | Premium/Discount Risk
Prospectus [Line Items]
Risk [Text Block]
●	Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on the Exchange. The Adviser cannot predict whether Shares will trade below, at, or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their NAV and the bid/ask spread on the Fund’s Shares may widen.

F/m Accumulator TIPS Fund | Prepayment and Extension Risk
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●	Prepayment and Extension Risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s Shares price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

F/m Accumulator TIPS Fund | Pricing Risk
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●	Pricing Risk. If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment’s sale. As a result, you could pay more than the market value when buying Fund Shares or receive less than the market value when selling Fund Shares.

F/m Accumulator TIPS Fund | Rating Agencies Risk
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●	Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which an Underlying Fund invests.

F/m Accumulator TIPS Fund | Reinvestment Risk
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●	Reinvestment Risk. Reinvestment risk is the risk that the Fund’s portfolio will decline if and when the Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

F/m Accumulator TIPS Fund | Reverse Repurchase Agreements Risk
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●	Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding Shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

F/m Accumulator TIPS Fund | Risk of Investing in the U.S.
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●	Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

F/m Accumulator TIPS Fund | Sector Risk
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●	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

F/m Accumulator TIPS Fund | Securities Lending Risk
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●	Securities Lending Risk. The Fund may engage in securities lending (i.e., lend portfolio securities to institutions, such as certain broker-dealers). Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investment made with cash collateral. These events could also trigger adverse tax consequences for the Fund. The Fund could also experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

F/m Accumulator TIPS Fund | Tax Risk
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●	Tax Risk. Because the Fund is expected to invest in the Underlying Funds, distributions of short-term capital gains by an Underlying Fund will be recognized as ordinary income by the Fund and would not be offset by the Fund’s capital loss carryforwards, if any. Capital loss carryforwards of an Underlying Fund, if any, will not be available to offset net capital gains of the Fund. Further, the Fund’s realized losses on sales of shares of an Underlying Fund may be indefinitely or permanently deferred as “wash sales” to the extent it re-acquires shares of the same Underlying Fund within the 61-day period beginning 30 days prior to the disposition date. Additionally, the Fund intends to qualify annually to be treated as a RIC under the Code. To qualify as a RIC under the Code, the Fund must invest in assets which produce the types of income specified in the Code and the Treasury regulations (“Qualifying Income”). If the Fund’s income is determined to not be Qualifying Income, it may cause the Fund to fail to qualify as a RIC under the Code.

F/m Accumulator TIPS Fund | Underlying Funds Risk
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●	Underlying Funds Risk. The Fund’s investment in shares of Underlying Funds subjects it to the risks of owning the securities of the Underlying Fund, as well as the same structural risks faced by an investor purchasing shares of the Underlying Fund, including authorized participant concentration risk, market maker risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses. Since the Fund invests in the Underlying Funds, the Fund’s investment performance and risks are likely to be directly related to those of the Underlying Funds. The Fund’s NAV will change with changes in the value of the Underlying Funds and other assets that the Fund holds. The shares of an Underlying Fund may trade at a premium or discount to the Underlying Fund’s NAV. Investors in the Fund will indirectly bear the expenses charged by the Underlying Funds, and an investment in the Fund may entail more expenses than a direct investment in the Underlying Funds.

F/m Accumulator TIPS Fund | U.S. Government Obligations Risk
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●	U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Such instruments may include, without limitation, floating rate Treasury notes. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

F/m Accumulator TIPS Fund | U.S. Treasury and Agency Market Risk
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●	U.S. Treasury and Agency Market Risk. The U.S. Treasury and agency market can be volatile, and the value of instruments correlated with these markets may fluctuate dramatically from day to day. U.S. Treasury and agency obligations may provide relatively lower returns than those of other securities. Similar to other debt instruments, U.S. Treasury and agency obligations are subject to debt instrument risk and interest rate risk. In addition, changes to the financial condition or credit rating of the U.S. Government may cause the value of U.S. Treasury and agency obligations to decline. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and are generally considered to have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government.

F/m Accumulator TIPS Fund | Valuation Risk
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●	Valuation Risk. The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

F/m Accumulator TIPS Fund | Inflation-Indexed Bonds Risk
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●	Inflation-Indexed Bonds Risk. The principal value of an investment is not protected or otherwise guaranteed by virtue of the Fund’s investments in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal value. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity. Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund’s gross income. Due to original issue discount, the Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

F/m Accumulator TIPS Fund | Inflation-Linked Securities Risk
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●	Inflation-Linked Securities Risk. In general, the value of an inflation-linked security, including TIPS, will typically decrease when real interest rates (nominal interest rates reduced by the expected impact of inflation) increase and increase when real interest rates decrease. When inflation is negative or concerns over inflation are low, the value and income of inflation-linked securities could fall and result in losses for the Fund and during periods of very low inflation, the yield on an inflation-linked security may be negative. Conversely, during sustained periods of high inflation, the Fund’s yield should increase, which may not be repeated. Funds that invest heavily in inflation-linked securities do not always move in lockstep with inflation because they do not necessarily buy inflation-linked securities when they are originally issued or hold them until maturity. In addition, the accrual of inflation adjustments on the Fund’s holdings may significantly impact the current level of dividends actually paid to shareholders. Changes in inflation rates and/or interest rates may cause the Fund’s yield to vary substantially over time.

F/m Accumulator TIPS Fund | Risk Lose Money [Member]
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Risk [Text Block]	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.